Property and equipment	12 Months Ended
Dec. 31, 2012
Property and equipment [Abstract]
Property and equipment
(6)         Property and equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2012
Office and warehouse equipment	$323	$323
Computer equipment	985	978
Furniture and fixtures	524	524
Laboratory equipment	4,913	4,961
Leasehold improvements	6,898	6,898
	13,643	13,684
Less accumulated depreciation	(12,622)	(13,072)
	$1,021	$612

During the year ended December 31, 2011, the Company recorded a non-cash property and equipment impairment charge of $7.4 million in connection with the restructuring plan described in Note 9. Under the restructuring plan, the Company eliminated plans to use its facility in East Norriton, Pennsylvania as a manufacturing center and centralized its research and development operations in its leased facility in Winston-Salem, North Carolina. The aggregate acquisition value of the impaired assets, most of which were leasehold improvements, was reduced by $17.6 million and the related accumulated depreciation was reduced by $10.2 million as there was no future realizable value related to these assets.